Leases (Tables)	12 Months Ended
Jul. 01, 2017
Leases [Abstract]
Schedule of Operating Lease Rent Expense
Rent expense for the Company's operating leases consisted of the following:

	Fiscal Year Ended
	July 1, 2017	July 2, 2016	June 27, 2015
	(millions)
Minimum rent(1)	$295.1	$229.9	$213.8
Contingent rent	129.4	134.8	142.8
Total rent expense	$424.5	$364.7	$356.6

(1)	$0.2 million and $5.9 million of lease termination charges due to restructuring-related closures were included in fiscal 2017 and fiscal 2016, respectively.

Future Minimum Rental Payments
Future minimum rental payments under non-cancelable operating leases, as of July 1, 2017, are as follows:

Fiscal Year	Amount
(millions)
2018	$295.4
2019	270.1
2020	242.3
2021	205.9
2022	194.1
Subsequent to 2022	1,250.9
Total minimum future rental payments	$2,458.7